Restricted Net Assets and Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2023
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	18	23,469	3,237
Short-term investments	-	116,090	16,010
Amounts due from intra-Group companies	-	121,685	16,781
Prepayments and other current assets	-	4,798	661
Total current assets	18	266,042	36,689
Investment in subsidiaries	81,979	183,216	25,267
Total non-current assets	81,979	183,216	25,267
TOTAL ASSETS	81,997	449,258	61,956
Accrued expenses and other current liabilities	630	250	34
Total current liabilities	630	250	34
Net liabilities of the VIE	206,553	225,310	31,072
Total non-current liabilities	206,553	225,310	31,072
TOTAL LIABILITIES	207,183	225,560	31,106
MEZZANINE EQUITY	664,160	-	-
SHAREHOLDERS’ (DEFICIT)/EQUITY
Class A ordinary shares	3	78	11
Class B ordinary shares	29	34	5
Additional paid-in capital	69,934	1,171,092	161,501
Accumulated other comprehensive income	1,839	22,182	3,059
Accumulative deficit	(861,151)	(969,688)	(133,726)
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	(789,346)	223,698	30,850
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	81,997	449,258	61,956

Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed statements of operations and comprehensive loss
	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Revenues	-	-	-
Cost of revenues	(27,583)	(26,486)	(3,653)
Gross Profit	(27,583)	(26,486)	(3,653)
Operating expenses:
Sales and marketing expenses	(86,682)	(52,182)	(7,196)
Research and development expenses	(120,558)	(49,047)	(6,764)
General and administrative expenses	(57,287)	(72,164)	(9,952)
Total operating expenses	(264,527)	(173,393)	(23,912)
Loss from operations	(292,110)	(199,879)	(27,565)
Other (loss)/income:
Interest income	-	74	10
Others, net	-	680	95
Share of (loss)/income from subsidiaries	(4,028)	105,565	14,558
Income/(loss) from the VIE	62,712	(14,977)	(2,065)
Loss before income tax	(233,426)	(108,537)	(14,967)
Income tax expense	-	-	-
Net loss	(233,426)	(108,537)	(14,967)
Allocation of accretion of Predecessors’ preferred shares	(22,655)	-	-
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares	-	-	-
Accretion of the Company’s preferred shares	(2,987)	(22,379)	(3,086)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited	(259,068)	(130,916)	(18,053)

Net loss	(233,426)	(108,537)	(14,967)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	1,839	20,343	2,805
Total other comprehensive income	1,839	20,343	2,805
Total comprehensive loss	(231,587)	(88,194)	(12,162)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Net cash used in operating activities	(49)	(13,082)	(1,804)

Cash flows from investing activities:
Loan provided to subsidiaries	(127,165)	(215,277)	(29,688)
Loan repaid by subsidiaries	80,049	100,937	13,920
Purchase of short-term investments	-	(145,652)	(20,086)
Proceeds from short-term investments	-	36,300	5,006
Net cash used in investing activities	(47,116)	(223,692)	(30,848)

Cash flows from financing activities:
Contribution from Predecessors	76,178	-	-
Proceeds from loans from Predecessors	50,986	-	-
Repayment of loans to Predecessors	(79,981)	-	-
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)	-	256,764	35,410
Net cash provided by financing activities	47,183	256,764	35,410
Effect of exchange rate changes on cash and cash equivalents	-	3,461	477
Net increase in cash and cash equivalents and restricted cash	18	23,451	3,235
Cash and cash equivalents at beginning of the year	-	18	2
Cash and cash equivalents at end of the year	18	23,469	3,237